UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21574
Eaton Vance Floating Rate Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	May 31
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Income Trust                                                                                      as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 148.6% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.3%
CACI International, Inc.
$2,141,221	Term Loan, 6.86%, Maturing May 3, 2011	$2,087,690
Colt Defense, LLC
1,000,000	Term Loan, 8.82%, Maturing July 9, 2014	993,750
Evergreen International Aviation
1,557,773	Term Loan, 9.10%, Maturing October 31, 2011	1,542,196
Forgins International Holdings
951,950	Term Loan, 9.36%, Maturing February 11, 2015	944,810
Hawker Beechcraft Acquisition
187,234	Term Loan, 5.26%, Maturing March 26, 2014	179,043
2,207,234	Term Loan, 7.37%, Maturing March 26, 2014	2,110,668
Hexcel Corp.
513,525	Term Loan, 7.14%, Maturing March 1, 2012	500,687
IAP Worldwide Services, Inc.
1,058,875	Term Loan, 9.69%, Maturing December 30, 2012	921,751
Spirit AeroSystems, Inc.
1,292,045	Term Loan, 7.11%, Maturing December 31, 2011	1,279,124
TransDigm, Inc.
1,800,000	Term Loan, 7.36%, Maturing June 23, 2013	1,737,000
Vought Aircraft Industries, Inc.
1,288,941	Term Loan, 7.83%, Maturing December 17, 2011	1,258,329
Wesco Aircraft Hardware Corp.
1,276,167	Term Loan, 7.61%, Maturing September 29, 2013	1,237,882
Wyle Laboratories, Inc.
275,691	Term Loan, 8.11%, Maturing January 28, 2011	263,285
$15,056,215
Air Transport — 1.1%
Airport Development and Investment
GBP	2,000,000	Term Loan, 10.03%, Maturing April 7, 2011	$3,932,788
Delta Air Lines, Inc.
1,350,000	Term Loan, 8.61%, Maturing April 30, 2014	1,304,100
Northwest Airlines, Inc.
2,326,500	DIP Loan, 7.51%, Maturing August 21, 2008	2,275,608
$7,512,496
Automotive — 5.9%
AA Acquisitions Co., Ltd.
GBP	1,000,000	Term Loan, 8.88%, Maturing June 25, 2012	$1,997,888
Accuride Corp.
1,797,212	Term Loan, 7.40%, Maturing January 31, 2012	1,749,286
Adesa, Inc.
4,600,000	Term Loan, 7.61%, Maturing October 18, 2013	4,332,625

		Affina Group, Inc.
$1,210,323		Term Loan, 8.36%, Maturing November 30, 2011	$1,186,116
		AxleTech International Holding, Inc.
1,950,000		Term Loan, 11.86%, Maturing April 21, 2013	1,906,125
		CSA Acquisition Corp.
262,457		Term Loan, 7.88%, Maturing December 23, 2011	255,239
656,097		Term Loan, 7.88%, Maturing December 23, 2011	638,054
492,500		Term Loan, 7.88%, Maturing December 23, 2012	472,800
		Dana Corp.
2,575,000		Term Loan, 7.98%, Maturing March 30, 2008	2,539,594
		Dayco Products, LLC
2,167,878		Term Loan, 7.85%, Maturing June 21, 2011	2,113,681
		Delphi Corp.
1,000,000		DIP Loan, 8.13%, Maturing December 31, 2007	985,833
		Federal-Mogul Corp.
2,989,770		Revolving Loan, 7.06%, Maturing December 31, 2007 (2)	2,886,623
		Ford Motor Co.
1,965,125		Term Loan, 8.36%, Maturing December 15, 2013	1,849,980
		General Motors Corp.
2,614,369		Term Loan, 7.74%, Maturing November 29, 2013	2,505,710
		Goodyear Tire & Rubber Co.
2,675,000		Term Loan, 6.85%, Maturing April 30, 2010	2,536,569
		HLI Operating Co., Inc.
EUR	87,273	Term Loan, 6.84%, Maturing May 30, 2014	115,108
EUR	1,512,727	Term Loan, 6.87%, Maturing May 30, 2014	1,977,159
		Jason, Inc.
500,000		Term Loan, 8.03%, Maturing April 30, 2010	480,000
		Keystone Automotive Operations, Inc.
995,000		Term Loan, 8.89%, Maturing January 12, 2012	914,156
		Osprey Acquisitions, Ltd.
GBP	1,000,000	Term Loan, 7.96%, Maturing September 30, 2011	1,981,752
		The Hertz Corp.
444,444		Term Loan, 5.36%, Maturing December 21, 2012	432,460
2,476,460		Term Loan, 7.10%, Maturing December 21, 2012	2,409,685
		TriMas Corp.
262,500		Term Loan, 8.05%, Maturing August 2, 2011	257,906
1,128,969		Term Loan, 7.61%, Maturing August 2, 2013	1,109,212
		United Components, Inc.
1,397,690		Term Loan, 7.38%, Maturing June 30, 2010	1,362,747
			$38,996,308
Beverage and Tobacco — 0.5%
		Constellation Brands, Inc.
$1,200,000		Term Loan, 6.89%, Maturing June 5, 2013	$1,171,285
		Culligan International Co.
EUR	1,075,000	Term Loan, 8.85%, Maturing May 31, 2013 (3)	1,333,599

	Southern Wine & Spirits of America, Inc.
$821,123	Term Loan, 6.86%, Maturing May 31, 2012	$809,832
		$3,314,716
Brokers/Dealers/Investment Houses — 0.2%
	AmeriTrade Holding Corp.
$1,094,591	Term Loan, 7.07%, Maturing December 31, 2012	$1,069,005
		$1,069,005
Building and Development — 5.9%
	Beacon Sales Acquisition, Inc.
$769,188	Term Loan, 7.39%, Maturing September 30, 2013	$738,420
	Brickman Group Holdings, Inc.
1,795,500	Term Loan, 7.34%, Maturing January 23, 2014	1,710,214
	Building Materials Corp. of America
1,567,135	Term Loan, 8.13%, Maturing February 22, 2014	1,394,750
	Capital Automotive (REIT)
1,372,138	Term Loan, 7.07%, Maturing December 16, 2010	1,338,863
	Epco / Fantome, LLC
1,632,000	Term Loan, 7.98%, Maturing November 23, 2010	1,636,080
	Hovstone Holdings, LLC
1,532,679	Term Loan, 6.92%, Maturing February 28, 2009	1,433,055
	LNR Property Corp.
3,125,000	Term Loan, 8.11%, Maturing July 3, 2011	3,044,272
	Metroflag BP, LLC (BP Parent)
500,000	Term Loan, 14.54%, Maturing July 1, 2008	501,250
	Mueller Water Products, Inc.
1,439,686	Term Loan, 7.19%, Maturing May 24, 2014	1,404,594
	NCI Building Systems, Inc.
400,742	Term Loan, 6.93%, Maturing June 18, 2010	388,720
	Nortek, Inc.
4,947,000	Term Loan, 7.61%, Maturing August 27, 2011	4,742,936
	November 2005 Land Investors
396,647	Term Loan, 8.32%, Maturing May 9, 2011	366,899
	Panolam Industries Holdings, Inc.
590,661	Term Loan, 8.11%, Maturing September 30, 2012	567,035
	PLY GEM Industries, Inc.
2,043,336	Term Loan, 8.11%, Maturing August 15, 2011	1,952,663
76,350	Term Loan, 8.11%, Maturing August 15, 2011	72,962
	Realogy Corp.
981,061	Term Loan, 5.17%, Maturing September 1, 2014	896,581
3,643,939	Term Loan, 8.36%, Maturing September 1, 2014	3,330,155
	South Edge, LLC
843,750	Term Loan, 7.63%, Maturing October 31, 2009	793,125
	Stile Acquisition Corp.
1,296,319	Term Loan, 7.36%, Maturing April 6, 2013	1,205,577

		Stile U.S. Acquisition Corp.
$1,298,533		Term Loan, 7.36%, Maturing April 6, 2013	$1,207,636
		Tousa/Kolter, LLC
	1,444,467	Term Loan, 8.61%, Maturing January 7, 2008	1,440,855
		TRU 2005 RE Holding Co.
	4,575,000	Term Loan, 8.32%, Maturing December 9, 2008	4,508,283
		United Subcontractors, Inc.
	925,000	Term Loan, 12.61%, Maturing June 27, 2013	885,687
		Wintergames Acquisition ULC
	3,192,319	Term Loan, 7.60%, Maturing October 26, 2007	3,096,549
			$38,657,161
Business Equipment and Services — 11.0%
		ACCO Brands Corp.
$1,366,700		Term Loan, 7.16%, Maturing August 17, 2012	$1,341,644
		Activant Solutions, Inc.
	791,263	Term Loan, 7.38%, Maturing May 1, 2013	741,809
		Acxiom Corp.
	1,500,125	Term Loan, 7.34%, Maturing September 15, 2012	1,466,372
		Affiliated Computer Services
	2,376,000	Term Loan, 7.46%, Maturing March 20, 2013	2,328,480
	911,125	Term Loan, 7.51%, Maturing March 20, 2013	892,902
		Affinion Group, Inc.
	2,719,450	Term Loan, 8.00%, Maturing October 17, 2012	2,640,132
		Allied Security Holdings, LLC
	1,410,455	Term Loan, 8.36%, Maturing June 30, 2010	1,389,298
		Asurion Corp.
	1,675,000	Term Loan, 8.36%, Maturing July 13, 2012	1,578,687
	1,000,000	Term Loan, 11.84%, Maturing January 13, 2013	941,667
		Buhrmann US, Inc.
	1,434,349	Term Loan, 7.34%, Maturing December 31, 2010	1,400,284
		DynCorp International, LLC
	1,201,942	Term Loan, 7.63%, Maturing February 11, 2011	1,147,854
		Education Management, LLC
	2,950,845	Term Loan, 7.13%, Maturing June 1, 2013	2,815,803
		Info USA, Inc.
	664,909	Term Loan, 7.36%, Maturing February 14, 2012	651,611
		ista International GmbH
EUR	1,188,822	Term Loan, 6.34%, Maturing May 14, 2015	1,497,086
EUR	236,178	Term Loan, 6.34%, Maturing May 14, 2015	289,773
		Kronos, Inc.
	1,250,000	Term Loan, 7.61%, Maturing June 11, 2014	1,159,375
		Language Line, Inc.
	3,956,070	Term Loan, 8.61%, Maturing June 11, 2011	3,855,519
		Mitchell International, Inc.
	1,000,000	Term Loan, 10.63%, Maturing March 28, 2015	960,000

		N.E.W. Holdings I, LLC
$2,086,654		Term Loan, 7.90%, Maturing May 22, 2014	$1,933,634
		Nielsen Finance, LLC
7,642,250		Term Loan, 7.36%, Maturing August 9, 2013	7,374,771
		Protection One, Inc.
2,246,260		Term Loan, 7.79%, Maturing March 31, 2012	2,201,335
		Quantum Corp.
475,000		Term Loan, 8.86%, Maturing July 12, 2014	467,875
		Quintiles Transnational Corp.
1,875,000		Term Loan, 9.36%, Maturing March 31, 2014	1,837,500
		Sabre, Inc.
5,377,363		Term Loan, 7.36%, Maturing September 30, 2014	4,998,259
		Serena Software, Inc.
1,082,188		Term Loan, 7.34%, Maturing March 10, 2013	1,046,115
		Sitel (Client Logic)
2,092,940		Term Loan, 7.91%, Maturing January 29, 2014	2,019,687
		Solera Nederland Holdings
EUR	897,750	Term Loan, 6.19%, Maturing May 15, 2014	1,159,605
		SS&C Technologies, Inc.
907,834		Term Loan, 7.36%, Maturing November 23, 2012	889,677
9,217		Term Loan, 7.82%, Maturing November 23, 2012	9,032
		SunGard Data Systems, Inc.
14,309,095		Term Loan, 7.36%, Maturing February 11, 2013	13,907,467
		TDS Investor Corp.
EUR	1,054,228	Term Loan, 6.41%, Maturing August 23, 2013	1,400,647
301,124		Term Loan, 7.61%, Maturing August 23, 2013	289,681
1,500,739		Term Loan, 7.75%, Maturing August 23, 2013	1,443,711
		Transaction Network Services, Inc.
729,358		Term Loan, 7.54%, Maturing May 4, 2012	714,771
		VWR International, Inc.
1,825,000		Term Loan, 7.86%, Maturing June 28, 2013	1,699,531
		WAM Acquisition, S.A.
EUR	276,689	Term Loan, 6.57%, Maturing May 4, 2014	358,887
EUR	173,311	Term Loan, 6.57%, Maturing May 4, 2014	224,797
EUR	276,689	Term Loan, 6.82%, Maturing May 4, 2015	360,475
EUR	173,311	Term Loan, 6.82%, Maturing May 4, 2015	225,792
		Williams Scotsman, Inc.
850,000		Term Loan, 7.00%, Maturing June 27, 2010	837,250
			$72,498,795
Cable and Satellite Television — 9.5%
		Atlantic Broadband Finance, LLC
$3,960,083		Term Loan, 7.61%, Maturing February 10, 2011	$3,883,356
		Bragg Communications, Inc.
3,150,000		Term Loan, Maturing August 31, 2014 (4)	3,150,000

		Bresnan Broadband Holdings, LLC
$550,000		Term Loan, 7.36%, Maturing March 29, 2014	$532,125
1,325,000		Term Loan, 9.86%, Maturing March 29, 2014	1,288,562
		Charter Communications Operating, Inc.
12,297,231		Term Loan, 7.36%, Maturing April 28, 2013	11,671,388
		CSC Holdings, Inc.
5,432,553		Term Loan, 7.07%, Maturing March 29, 2013	5,226,165
		Insight Midwest Holdings, LLC
5,925,000		Term Loan, 7.36%, Maturing April 6, 2014	5,788,909
		Kabel BW GmbH and Co.
EUR	500,000	Term Loan, 6.62%, Maturing June 9, 2013	658,461
EUR	500,000	Term Loan, 7.12%, Maturing June 9, 2014	662,089
		MCC Iowa, LLC
1,637,500		Term Loan, 7.04%, Maturing March 31, 2010	1,539,250
		Mediacom Broadband Group
2,932,986		Term Loan, 7.32%, Maturing January 31, 2015	2,774,813
		Mediacom Illinois, LLC
4,077,634		Term Loan, 7.32%, Maturing January 31, 2015	3,867,926
		NTL Investment Holdings, Ltd.
2,782,878		Term Loan, 7.36%, Maturing March 30, 2012	2,697,516
GBP	580,056	Term Loan, 8.29%, Maturing March 30, 2012	1,128,454
GBP	294,944	Term Loan, 8.29%, Maturing March 30, 2012	573,790
		Orion Cable GmbH
EUR	1,175,000	Term Loan, 7.03%, Maturing October 31, 2014	1,521,327
EUR	1,175,000	Term Loan, 7.98%, Maturing October 31, 2015	1,529,336
		Persona Communications Corp.
277,602		Term Loan, 8.31%, Maturing October 12, 2013	276,908
172,461		Term Loan, 8.32%, Maturing October 12, 2013	172,029
900,000		Term Loan, 11.57%, Maturing April 12, 2014	905,625
		ProSiebenSat.1 Media AG
EUR	93,401	Term Loan, 7.08%, Maturing March 2, 2015	115,512
EUR	11,076	Term Loan, 6.55%, Maturing June 26, 2015	14,066
EUR	272,924	Term Loan, 6.55%, Maturing June 26, 2015	346,601
EUR	93,401	Term Loan, 7.33%, Maturing March 2, 2016	116,467
EUR	505,274	Term Loan, 8.45%, Maturing September 2, 2016	636,580
EUR	701,045	Term Loan, Maturing March 2, 2017 (4)	911,499
		UPC Broadband Holding B.V.
EUR	4,500,000	Term Loan, 6.30%, Maturing June 30, 2009	5,795,031
2,175,000		Term Loan, 7.13%, Maturing October 16, 2011	2,052,656
		Ypso Holding SA
EUR	541,621	Term Loan, 6.78%, Maturing July 28, 2014	704,802
EUR	209,021	Term Loan, 6.78%, Maturing July 28, 2014	271,996
EUR	249,358	Term Loan, 6.78%, Maturing July 28, 2014	324,485
EUR	1,000,000	Term Loan, 7.03%, Maturing July 28, 2015	1,310,935
			$62,448,659

Chemicals and Plastics — 10.4%
		AZ Chem US, Inc.
$500,000		Term Loan, 11.01%, Maturing February 28, 2014	$468,333
		Brenntag Holding GmbH and Co. KG
432,000		Term Loan, 7.39%, Maturing December 23, 2013	417,150
1,768,000		Term Loan, 7.39%, Maturing December 23, 2013	1,707,225
1,100,000		Term Loan, 9.39%, Maturing December 23, 2015	1,064,250
		Celanese Holdings, LLC
4,688,250		Term Loan, 7.11%, Maturing April 2, 2014	4,540,279
		Cognis GmbH
EUR	823,361	Term Loan, 6.15%, Maturing September 15, 2013	1,050,890
EUR	201,639	Term Loan, 6.15%, Maturing September 15, 2013	257,361
		First Chemical Holding
EUR	1,000,000	Term Loan, 7.23%, Maturing December 18, 2015 (2)	1,318,944
		Georgia Gulf Corp.
1,040,855		Term Loan, 7.83%, Maturing October 3, 2013	1,013,143
		Hercules, Inc.
2,090,226		Term Loan, 7.09%, Maturing October 8, 2010	2,060,613
		Hexion Specialty Chemicals, Inc.
500,000		Term Loan, 7.63%, Maturing May 5, 2012	488,928
4,904,359		Term Loan, 7.63%, Maturing May 5, 2013	4,795,761
1,065,366		Term Loan, 7.63%, Maturing May 5, 2013	1,041,776
		Huish Detergents, Inc.
1,050,000		Term Loan, 7.51%, Maturing April 26, 2014	973,875
		INEOS Group
1,782,000		Term Loan, 7.58%, Maturing December 14, 2013	1,741,460
1,782,000		Term Loan, 8.08%, Maturing December 14, 2014	1,741,460
		Innophos, Inc.
2,024,477		Term Loan, 7.82%, Maturing August 10, 2010	1,983,988
		Invista B.V.
5,040,000		Term Loan, 6.86%, Maturing April 30, 2010	4,863,600
		ISP Chemco, Inc.
3,000,000		Term Loan, 7.27%, Maturing June 4, 2014	2,892,501
		Kleopatra
EUR	625,000	Term Loan, 6.70%, Maturing January 3, 2016	800,909
900,000		Term Loan, 7.85%, Maturing January 3, 2016	893,250
		Kranton Polymers, LLC
2,815,191		Term Loan, 7.38%, Maturing May 12, 2013	2,686,162
		Lucite International Group Holdings
659,748		Term Loan, 7.61%, Maturing July 7, 2013	645,728
233,588		Term Loan, 7.61%, Maturing July 7, 2013	228,624
		Lyondell Chemical Co.
4,257,000		Term Loan, 6.84%, Maturing August 16, 2013	4,219,751

MacDermid, Inc.
EUR	997,500	Term Loan, 6.41%, Maturing April 12, 2014	$1,339,444
748,125	Term Loan, 7.36%, Maturing April 12, 2014	712,589
Millenium Inorganic Chemicals
400,000	Term Loan, 7.61%, Maturing April 30, 2014	383,000
1,075,000	Term Loan, 11.11%, Maturing October 31, 2014	1,029,313
Momentive Performance Material
1,840,750	Term Loan, 7.81%, Maturing December 4, 2013	1,771,722
Nalco Co.
5,264,707	Term Loan, 7.11%, Maturing November 4, 2010	5,158,681
Professional Paint, Inc.
816,750	Term Loan, 7.93%, Maturing May 31, 2012	771,829
350,000	Term Loan, 11.63%, Maturing May 31, 2013	330,750
Rockwood Specialties Group, Inc.
6,313,125	Term Loan, 6.86%, Maturing December 10, 2012	6,139,514
Solo Cup Co.
4,342,253	Term Loan, 8.94%, Maturing February 27, 2011	4,275,765
Solutia, Inc.
1,937,533	DIP Loan, 8.36%, Maturing March 31, 2008	1,918,158
Wellman, Inc.
750,000	Term Loan, 9.36%, Maturing February 10, 2009	725,312
$68,452,038
Clothing/Textiles — 0.8%
Hanesbrands, Inc.
$1,852,143	Term Loan, 7.13%, Maturing September 5, 2013	$1,807,866
950,000	Term Loan, 9.11%, Maturing March 5, 2014	946,675
Propex Fabrics, Inc.
903,219	Term Loan, 8.58%, Maturing July 31, 2012	821,930
St. John Knits International, Inc.
649,882	Term Loan, 8.36%, Maturing March 23, 2012	640,134
The William Carter Co.
1,073,323	Term Loan, 6.85%, Maturing July 14, 2012	1,043,807
$5,260,412
Conglomerates — 3.0%
Amsted Industries, Inc.
$1,911,784	Term Loan, 7.36%, Maturing October 15, 2010	$1,879,523
Blount, Inc.
341,289	Term Loan, 7.09%, Maturing August 9, 2010	334,463
Doncasters (Dunde HoldCo 4 Ltd.)
477,212	Term Loan, 8.04%, Maturing July 13, 2015	465,281
477,212	Term Loan, 8.57%, Maturing July 13, 2015	465,281
GBP	550,000	Term Loan, 10.59%, Maturing January 13, 2016	1,081,643

		GenTek, Inc.
$573,229		Term Loan, 7.38%, Maturing February 25, 2011	$560,331
		Goodman Global Holdings, Inc.
	983,943	Term Loan, 7.19%, Maturing December 23, 2011	959,344
		ISS Holdings A/S
EUR	1,162,281	Term Loan, 6.16%, Maturing December 31, 2013	1,517,704
EUR	162,719	Term Loan, 6.16%, Maturing December 31, 2013	212,479
		Jarden Corp.
	2,417,057	Term Loan, 7.11%, Maturing January 24, 2012	2,329,006
	953,853	Term Loan, 7.11%, Maturing January 24, 2012	919,105
		Johnson Diversey, Inc.
	1,878,115	Term Loan, 7.36%, Maturing December 16, 2011	1,837,422
		Polymer Group, Inc.
	2,831,875	Term Loan, 7.61%, Maturing November 22, 2012	2,789,397
		RBS Global, Inc.
	345,625	Term Loan, 7.64%, Maturing July 19, 2013	335,688
		Rexnord Corp.
	1,425,000	Term Loan, 7.86%, Maturing July 19, 2013	1,384,031
		RGIS Holdings, LLC
	126,190	Term Loan, 0.00%, Maturing April 30, 2014 (2)	119,092
	2,523,810	Term Loan, 8.07%, Maturing April 30, 2014	2,381,845
			$19,571,635
Containers and Glass Products — 5.1%
		Berry Plastics Corp.
$3,092,250		Term Loan, 7.36%, Maturing April 3, 2015	$2,970,768
		Bluegrass Container Co.
	421,800	Term Loan, 7.60%, Maturing June 30, 2013	418,215
	1,409,700	Term Loan, 7.60%, Maturing June 30, 2013	1,397,718
	321,212	Term Loan, 10.33%, Maturing December 30, 2013	320,409
	1,003,788	Term Loan, 10.33%, Maturing December 30, 2013	1,001,278
		Consolidated Container Co.
	1,000,000	Term Loan, 11.02%, Maturing September 28, 2014	907,500
		Crown Americas, Inc.
	693,000	Term Loan, 7.31%, Maturing November 15, 2012	673,943
		Graham Packaging Holdings Co.
	4,713,188	Term Loan, 7.63%, Maturing October 7, 2011	4,605,175
		Graphic Packaging International
	6,368,000	Term Loan, 7.44%, Maturing May 16, 2014	6,293,705
		IPG (US), Inc.
	2,951,850	Term Loan, 8.09%, Maturing July 28, 2011	2,878,054
		JSG Acquisitions
	2,055,000	Term Loan, 7.49%, Maturing December 31, 2013	1,990,781
	2,055,000	Term Loan, 8.11%, Maturing December 13, 2014	2,001,056
		Kranson Industries, Inc.
	943,317	Term Loan, 7.61%, Maturing July 31, 2013	919,735

		Owens-Brockway Glass Container
	$1,759,500	Term Loan, 6.86%, Maturing June 14, 2013	$1,699,017
		Smurfit-Stone Container Corp.
	717,807	Term Loan, 5.22%, Maturing November 1, 2011	706,030
	712,812	Term Loan, 7.38%, Maturing November 1, 2011	701,118
	2,837,451	Term Loan, 7.38%, Maturing November 1, 2011	2,790,900
	1,616,818	Term Loan, 7.38%, Maturing November 1, 2011	1,590,292
			$33,865,694
Cosmetics/Toiletries — 0.6%
		American Safety Razor Co.
	$1,050,000	Term Loan, 11.69%, Maturing July 31, 2014	$1,050,000
		KIK Custom Products, Inc.
	1,075,000	Term Loan, 10.36%, Maturing November 30, 2014	967,500
		Prestige Brands, Inc.
	2,201,600	Term Loan, 7.76%, Maturing April 7, 2011	2,168,576
			$4,186,076
Drugs — 1.2%
		Graceway Pharmaceuticals, LLC
	$1,016,458	Term Loan, 8.11%, Maturing May 3, 2012	$959,706
	1,000,000	Term Loan, 11.86%, Maturing May 3, 2013	910,000
	275,000	Term Loan, 13.61%, Maturing November 3, 2013	228,250
		Pharmaceutical Holdings Corp.
	740,625	Term Loan, 8.76%, Maturing January 30, 2012	718,406
		Stiefel Laboratories, Inc.
	754,635	Term Loan, 7.61%, Maturing December 28, 2013	732,939
	986,615	Term Loan, 7.61%, Maturing December 28, 2013	958,250
		Warner Chilcott Corp.
	3,021,409	Term Loan, 7.36%, Maturing January 18, 2012	2,923,214
	832,371	Term Loan, 7.36%, Maturing January 18, 2012	805,319
			$8,236,084
Ecological Services and Equipment — 1.8%
		Allied Waste Industries, Inc.
	$1,487,310	Term Loan, 5.32%, Maturing January 15, 2012	$1,449,693
	2,736,689	Term Loan, 6.84%, Maturing January 15, 2012	2,667,473
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.16%, Maturing April 1, 2015	1,324,625
		Cory Environmental Holdings
GBP	500,000	Term Loan, 9.77%, Maturing September 30, 2014	1,016,719
		Duratek, Inc.
	2,995	Term Loan, 7.66%, Maturing June 7, 2013	2,879
		EnergySolutions, LLC
	4,262	Term Loan, 7.66%, Maturing June 7, 2013	4,097
		IESI Corp.
	1,400,000	Term Loan, 7.26%, Maturing January 20, 2012	1,377,250

		Kemble Water Structure Ltd.
GBP	1,500,000	Term Loan, 9.77%, Maturing October 13, 2013	$2,950,692
		Sensus Metering Systems, Inc.
	71,761	Term Loan, 7.37%, Maturing December 17, 2010	70,326
	763,088	Term Loan, 7.41%, Maturing December 17, 2010	747,826
			$11,611,580
Electronics/Electrical — 4.4%
		AMI Semiconductor, Inc.
$2,000,348		Term Loan, 6.86%, Maturing April 1, 2012	$1,960,341
		Aspect Software, Inc.
	2,233,125	Term Loan, 8.36%, Maturing July 11, 2011	2,110,303
	2,000,000	Term Loan, 12.44%, Maturing July 11, 2013	1,890,000
		EnerSys Capital, Inc.
	1,940,250	Term Loan, 7.12%, Maturing March 17, 2011	1,894,169
		FCI International S.A.S.
	242,011	Term Loan, 7.76%, Maturing November 1, 2013	229,456
	232,989	Term Loan, 7.76%, Maturing November 1, 2013	220,903
	232,989	Term Loan, 7.76%, Maturing November 1, 2013	225,223
	242,011	Term Loan, 7.76%, Maturing November 1, 2013	233,944
		Freescale Semiconductor, Inc.
	4,751,125	Term Loan, 7.11%, Maturing December 1, 2013	4,459,040
		Infor Enterprise Solutions Holdings
	2,918,659	Term Loan, 9.11%, Maturing July 28, 2012	2,780,023
	1,522,779	Term Loan, 9.11%, Maturing July 28, 2012	1,450,447
	500,000	Term Loan, 11.11%, Maturing March 2, 2014	478,750
	183,333	Term Loan, 11.61%, Maturing March 2, 2014	175,542
	316,667	Term Loan, 11.61%, Maturing March 2, 2014	303,208
		Network Solutions, LLC
	852,124	Term Loan, 7.86%, Maturing March 7, 2014	805,257
		Open Solutions, Inc.
	2,219,828	Term Loan, 7.49%, Maturing January 23, 2014	2,075,539
		Sensata Technologies Finance Co.
	1,861,225	Term Loan, 7.11%, Maturing April 27, 2013	1,782,123
		Spectrum Brands, Inc.
	64,767	Term Loan, 5.17%, Maturing March 30, 2013	63,175
	1,310,233	Term Loan, 9.37%, Maturing March 30, 2013	1,278,024
		TTM Technologies, Inc.
	408,750	Term Loan, 7.68%, Maturing October 27, 2012	400,575
		VeriFone, Inc.
	807,500	Term Loan, 7.11%, Maturing October 31, 2013	779,238
		Vertafore, Inc.
	2,244,375	Term Loan, 8.01%, Maturing January 31, 2012	2,165,822
	950,000	Term Loan, 11.51%, Maturing January 31, 2013	907,250
			$28,668,352

Equipment Leasing — 0.7%
		AWAS Capital, Inc.
$2,354,022		Term Loan, 11.38%, Maturing March 22, 2013	$ 2,318,711
		Maxim Crane Works, L.P.
975,000		Term Loan, 7.36%, Maturing June 29, 2014	906,750
		United Rentals, Inc.
334,029		Term Loan, 5.32%, Maturing February 14, 2011	330,793
1,391,025		Term Loan, 7.32%, Maturing February 14, 2011	1,377,550
			$ 4,933,804
Farming/Agriculture — 0.4%
		Central Garden & Pet Co.
	$2,295,938	Term Loan, 7.05%, Maturing February 28, 2014	$ 2,241,409
			$ 2,241,409
Financial Intermediaries — 2.3%
		Citco III, Ltd.
$600,000		Term Loan, 7.63%, Maturing June 30, 2014	$ 577,500
		Coinstar, Inc.
4,519,647		Term Loan, 7.36%, Maturing July 7, 2011	4,451,852
		Grosvenor Capital Management
1,589,127		Term Loan, 7.35%, Maturing December 5, 2013	1,541,453
		INVESTools, Inc.
500,000		Term Loan, 8.61%, Maturing August 13, 2012	490,000
		iPayment, Inc.
1,784,981		Term Loan, 7.40%, Maturing May 10, 2013	1,686,807
		Jupiter Asset Management Group
GBP	494,118	Term Loan, 8.74%, Maturing June 30, 2015	933,123
		LPL Holdings, Inc.
3,974,863		Term Loan, 7.36%, Maturing December 18, 2014	3,815,869
		Oxford Acquisition III, Ltd.
1,000,000		Term Loan, 7.11%, Maturing May 24, 2014	938,000
		RJO Holdings Corp. (RJ O’Brien)
525,000		Term Loan, 8.51%, Maturing July 31, 2014	501,375
			$ 14,935,979
Food Products — 4.2%
		Acosta, Inc.
	$3,318,361	Term Loan, 7.92%, Maturing July 28, 2013	$ 3,203,602
		Advantage Sales & Marketing, Inc.
475,000		Term Loan, 7.46%, Maturing March 29, 2013	454,219
934,602		Term Loan, 7.46%, Maturing March 29, 2013	893,713
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 6.31%, Maturing December 31, 2013	192,602
EUR	852,941	Term Loan, 6.31%, Maturing December 31, 2014	1,117,091
		Chiquita Brands, LLC
749,700		Term Loan, 8.56%, Maturing June 28, 2012	734,706

		Dean Foods Co.
$3,840,375		Term Loan, 6.86%, Maturing April 2, 2014	$ 3,734,765
		Dole Food Company, Inc.
181,395		Term Loan, 5.23%, Maturing April 12, 2013	171,710
1,343,459		Term Loan, 7.47%, Maturing April 12, 2013	1,271,728
403,038		Term Loan, 7.58%, Maturing April 12, 2013	381,518
		JRD Holdings, Inc.
702,344		Term Loan, 7.82%, Maturing June 26, 2014	678,640
		Michael Foods, Inc.
530,333		Term Loan, 7.36%, Maturing November 21, 2010	512,103
		National Dairy Holdings, L.P.
757,620		Term Loan, 7.57%, Maturing March 15, 2012	731,103
		Pinnacle Foods Finance, LLC
4,175,000		Term Loan, 8.11%, Maturing April 2, 2014	4,001,040
		Provimi Group SA
EUR	750,000	Term Loan, Maturing June 28, 2015 (4)	1,001,350
EUR	56,128	Term Loan, 6.31%, Maturing June 28, 2015 (2)	75,497
EUR	621,227	Term Loan, 6.60%, Maturing June 28, 2015 (2)	829,421
EUR	360,471	Term Loan, 6.60%, Maturing June 28, 2015 (2)	481,276
EUR	313,394	Term Loan, 6.60%, Maturing June 28, 2015	418,423
EUR	427,191	Term Loan, 6.60%, Maturing June 28, 2015	570,357
180,289		Term Loan, 7.61%, Maturing June 28, 2015	176,570
146,502		Term Loan, 7.61%, Maturing June 28, 2015	143,480
EUR	836,935	Term Loan, 8.60%, Maturing December 28, 2016 (2)	1,125,739
	338,551	Term Loan, 9.62%, Maturing December 28, 2016 (2)	334,037
		QCE Finance, LLC
1,241,231		Term Loan, 7.61%, Maturing May 5, 2013	1,190,203
1,050,000		Term Loan, 11.11%, Maturing November 5, 2013	1,018,106
		Reddy Ice Group, Inc.
2,190,000		Term Loan, 7.11%, Maturing August 9, 2012	2,157,150
			$ 27,600,149
Food Service — 2.2%
		AFC Enterprises, Inc.
$591,045		Term Loan, 7.63%, Maturing May 23, 2009	$ 579,224
		Aramark Corp.
GBP	1,246,875	Term Loan, 8.08%, Maturing January 27, 2014	2,433,271
		Buffets, Inc.
207,083		Term Loan, 5.25%, Maturing May 1, 2013	196,211
1,560,077		Term Loan, 8.29%, Maturing November 1, 2013	1,478,173
		Burger King Corp.
1,343,255		Term Loan, 6.88%, Maturing June 30, 2012	1,321,801
		CBRL Group, Inc.
1,966,053		Term Loan, 6.86%, Maturing April 27, 2013	1,893,555
		Denny’s, Inc.
146,667		Term Loan, 7.32%, Maturing March 31, 2012	144,467
790,370		Term Loan, 7.38%, Maturing March 31, 2012	778,515

		Krispy Kreme Doughnut Corp.
$432,550		Term Loan, 8.11%, Maturing February 16, 2014	$ 417,411
		NPC International, Inc.
420,000		Term Loan, 7.12%, Maturing May 3, 2013	406,875
		OSI Restaurant Partners, LLC
65,789		Term Loan, 5.18%, Maturing May 9, 2013	62,603
809,211		Term Loan, 7.63%, Maturing May 9, 2014	770,015
		RMK Acquisition Corp. (Aramark)
200,444		Term Loan, Maturing January 26, 2014 (4)	193,779
2,845,457		Term Loan, Maturing January 26, 2014 (4)	2,750,845
		Sagittarius Restaurants, LLC
419,688		Term Loan, 7.61%, Maturing March 29, 2013	395,555
		Selecta
EUR	741,246	Term Loan, 8.37%, Maturing December 28, 2015	1,010,503
			$ 14,832,803
Food/Drug Retailers — 3.0%
		Cumberland Farms, Inc.
	$1,736,875	Term Loan, 7.36%, Maturing September 29, 2013	$ 1,710,822
		General Nutrition Centers, Inc.
2,047,125		Term Loan, Maturing September 16, 2013 (4)	1,920,885
		Iceland Foods Group, Ltd.
GBP	2,125,000	Term Loan, 8.93%, Maturing May 2, 2014	4,191,133
GBP	2,125,000	Term Loan, 9.43%, Maturing May 2, 2015	4,212,564
		Rite Aid Corp.
4,300,000		Term Loan, 7.18%, Maturing June 1, 2014	4,208,625
		Roundy’s Supermarkets, Inc.
3,767,816		Term Loan, 8.11%, Maturing November 3, 2011	3,725,428
			$ 19,969,457
Forest Products — 2.8%
		Appleton Papers, Inc.
	$1,500,000	Term Loan, 7.11%, Maturing June 5, 2014	$ 1,436,250
		Boise Cascade Holdings, LLC
850,843		Term Loan, 0.00%, Maturing April 30, 2014 (2)	821,595
3,789,659		Term Loan, 6.99%, Maturing April 30, 2014	3,659,390
		Georgia-Pacific Corp.
9,702,250		Term Loan, 7.12%, Maturing December 20, 2012	9,316,023
		NewPage Corp.
1,991,923		Term Loan, 7.63%, Maturing May 2, 2011	1,962,044
		Xerium Technologies, Inc.
1,342,726		Term Loan, 8.11%, Maturing May 18, 2012	1,264,680
			$ 18,459,982
Healthcare — 12.8%
		Accellent, Inc.
$2,366,718		Term Loan, 8.01%, Maturing November 22, 2012	$ 2,254,299

		Alliance Imaging, Inc.
$476,259		Term Loan, 7.90%, Maturing December 29, 2011	$ 468,222
		American Medical Systems
1,696,800		Term Loan, 7.58%, Maturing July 20, 2012	1,679,832
		AMN Healthcare, Inc.
427,045		Term Loan, 7.11%, Maturing November 2, 2011	414,767
		AMR HoldCo, Inc.
1,299,712		Term Loan, 7.35%, Maturing February 10, 2012	1,268,844
		Biomet, Inc.
3,000,000		Term Loan, Maturing December 26, 2014 (4)	2,887,500
EUR	1,375,000	Term Loan, Maturing December 26, 2014 (4)	1,872,126
		Capio AB
EUR	227,051	Term Loan, 6.70%, Maturing April 24, 2015	301,101
EUR	272,949	Term Loan, 6.70%, Maturing April 24, 2015	361,969
EUR	227,051	Term Loan, 6.82%, Maturing April 16, 2016	302,477
EUR	272,949	Term Loan, 6.82%, Maturing April 24, 2016	363,622
		Cardinal Health 409, Inc.
2,450,000		Term Loan, 7.61%, Maturing April 10, 2014	2,258,084
		Carestream Health, Inc.
2,750,000		Term Loan, 7.37%, Maturing April 30, 2013	2,574,688
500,000		Term Loan, 10.59%, Maturing October 30, 2013	471,667
		Carl Zeiss Vision Holding GMBH
1,300,000		Term Loan, 7.84%, Maturing March 23, 2015	1,270,750
		Community Health Systems, Inc.
570,766		Term Loan, 0.00%, Maturing July 25, 2014 (2)	550,432
8,654,234		Term Loan, 7.76%, Maturing July 25, 2014	8,345,927
		Concentra, Inc
700,000		Term Loan, 10.86%, Maturing June 25, 2015	637,000
		CONMED Corp.
530,333		Term Loan, 7.01%, Maturing April 13, 2013	515,749
		CRC Health Corp.
543,032		Term Loan, 7.61%, Maturing February 6, 2013	530,135
545,875		Term Loan, 7.86%, Maturing February 6, 2013	532,910
		Dako EQT Project Delphi
500,000		Term Loan, 9.84%, Maturing December 12, 2016	485,000
		DaVita, Inc.
4,622,425		Term Loan, 6.88%, Maturing October 5, 2012	4,497,620
		Emdeon Business Services, LLC
1,852,752		Term Loan, 7.61%, Maturing November 16, 2013	1,778,642
		Encore Medical Finance, LLC
1,937,241		Term Loan, 7.84%, Maturing November 3, 2013	1,898,496
		Fenwal, Inc.
500,000		Term Loan, 10.79%, Maturing August 28, 2014	468,125
		FGX International, Inc.
588,000		Term Loan, 9.36%, Maturing December 12, 2012	564,480

		FHC Health Systems, Inc.
$2,000,000		Term Loan, 15.11%, Maturing February 7, 2011	$ 2,020,000
		Fresenius Medical Care Holdings
	2,881,183	Term Loan, 6.75%, Maturing March 31, 2013	2,797,507
		Hanger Orthopedic Group, Inc.
	816,755	Term Loan, 7.61%, Maturing May 30, 2013	785,106
		HCA, Inc.
	7,462,500	Term Loan, 7.61%, Maturing November 18, 2013	7,210,059
		Health Management Association, Inc.
	3,368,125	Term Loan, 7.11%, Maturing February 28, 2014	3,178,143
		HealthSouth Corp.
	1,958,084	Term Loan, 7.86%, Maturing March 10, 2013	1,891,019
		IASIS Healthcare, LLC
	577,583	Term Loan, 5.70%, Maturing March 14, 2014 (2)	543,289
	1,686,168	Term Loan, 7.36%, Maturing March 14, 2014	1,586,052
	154,022	Term Loan, 7.72%, Maturing March 14, 2014	144,877
		Ikaria Acquisition, Inc.
	663,298	Term Loan, 7.86%, Maturing March 28, 2013	643,399
		IM US Holdings, LLC
	700,000	Term Loan, 9.59%, Maturing June 26, 2015	693,000
		Invacare Corp.
	1,119,375	Term Loan, 7.59%, Maturing February 12, 2013	1,075,999
		Leiner Health Products, Inc.
	2,425,000	Term Loan, 9.83%, Maturing May 27, 2011	2,318,906
		LifeCare Holdings, Inc.
	957,938	Term Loan, 8.36%, Maturing August 11, 2012	898,066
		LifePoint Hospitals, Inc.
	2,296,933	Term Loan, 7.17%, Maturing April 15, 2012	2,226,351
		Magellan Health Services, Inc.
	2,162,162	Term Loan, 5.21%, Maturing August 15, 2008	2,129,730
	1,081,081	Term Loan, 7.11%, Maturing August 15, 2008	1,064,865
		Matria Healthcare, Inc.
	162,327	Term Loan, 7.42%, Maturing January 19, 2012	158,167
		MultiPlan Merger Corp.
	658,542	Term Loan, 8.07%, Maturing April 12, 2013	638,374
	928,294	Term Loan, 8.07%, Maturing April 12, 2013	899,865
		National Mentor Holdings, Inc.
	68,600	Term Loan, 5.32%, Maturing June 29, 2013	64,484
	1,144,836	Term Loan, 7.43%, Maturing June 29, 2013	1,076,146
		National Rental Institutes, Inc.
	965,250	Term Loan, 7.63%, Maturing March 31, 2013	923,020
		Nyco Holdings
EUR	1,000,000	Term Loan, 6.66%, Maturing December 29, 2014	1,290,146
EUR	1,000,000	Term Loan, 7.16%, Maturing December 29, 2015	1,297,644

		Physiotherapy Associates, Inc.
	$950,000	Term Loan, 10.25%, Maturing June 27, 2013	$931,000
		RadNet Management, Inc.
	621,875	Term Loan, 8.86%, Maturing November 15, 2012	621,875
	650,000	Term Loan, 12.86%, Maturing November 15, 2013	656,500
		Renal Advantage, Inc.
	368,555	Term Loan, 7.86%, Maturing October 5, 2012	354,274
		Select Medical Holding Corp.
	2,310,584	Term Loan, 7.49%, Maturing February 24, 2012	2,198,907
		Sunrise Medical Holdings, Inc.
	697,573	Term Loan, 9.52%, Maturing May 13, 2010	638,279
		Vanguard Health Holding Co., LLC
	1,340,984	Term Loan, 7.61%, Maturing September 23, 2011	1,289,021
		Viant Holdings, Inc.
	600,000	Term Loan, 7.61%, Maturing June 25, 2014	564,000
			$84,362,534
Home Furnishings — 1.3%
		Hunter Fan Co.
	$111,429	Term Loan, 0.00%, Maturing April 16, 2014 (2)	$105,857
	1,187,225	Term Loan, 8.03%, Maturing April 16, 2014	1,127,864
		Interline Brands, Inc.
	1,105,141	Term Loan, 7.26%, Maturing June 23, 2013	1,071,987
	764,239	Term Loan, 7.26%, Maturing June 23, 2013	741,312
		National Bedding Co., LLC
	497,500	Term Loan, 7.43%, Maturing August 31, 2011	470,967
	1,050,000	Term Loan, 10.57%, Maturing August 31, 2012	1,003,625
		Simmons Co.
	3,208,037	Term Loan, 7.41%, Maturing December 19, 2011	3,127,836
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	926,667
			$8,576,115
Industrial Equipment — 3.8%
		Aearo Technologies, Inc.
	$400,000	Term Loan, 10.86%, Maturing September 24, 2013	$381,000
	750,000	Term Loan, 7.61%, Maturing July 2, 2014	716,250
		Alliance Laundry Holdings, LLC
	483,298	Term Loan, 7.61%, Maturing January 27, 2012	476,048
		Colfax Corp.
EUR	2,400,000	Term Loan, Maturing December 19, 2011 (4)	3,296,339
		EPD Holdings (Goodyear Engineering Production)
	90,625	Term Loan, 0.00%, Maturing July 13, 2014 (2)	87,453
	634,375	Term loan, 7.86%, Maturing July 13, 2014	612,172
	850,000	Term Loan, 11.11%, Maturing July 13, 2015	815,292
		Flowserve Corp.
	2,232,879	Term Loan, 6.88%, Maturing August 10, 2012	2,197,153

		Foamex L.P.
	$1,882,353	Term Loan, 7.66%, Maturing February 12, 2013	$1,736,471
		FR Brand Acquisition Corp.
	748,125	Term Loan, 7.64%, Maturing February 7, 2014	714,459
		Generac Acquisition Corp.
	1,930,500	Term Loan, 7.86%, Maturing November 7, 2013	1,729,176
	500,000	Term Loan, 11.36%, Maturing April 7, 2014	347,709
		Gleason Corp.
	650,303	Term Loan, 7.38%, Maturing June 30, 2013	636,078
	149,697	Term Loan, 7.38%, Maturing June 30, 2013	146,422
		Itron, Inc.
EUR	399,000	Term Loan, 6.22%, Maturing April 18, 2014	525,919
		John Maneely Co.
	3,181,650	Term Loan, 8.61%, Maturing December 8, 2013	2,874,089
		KION Group GmbH
	250,000	Term Loan, 7.58%, Maturing December 23, 2014	238,125
	250,000	Term Loan, 7.83%, Maturing December 23, 2015	238,681
		Polypore, Inc.
	3,375,000	Term Loan, 7.92%, Maturing July 3, 2014	3,214,688
		Terex Corp.
	792,000	Term Loan, 7.11%, Maturing July 13, 2013	788,040
		TFS Acquisition Corp.
	1,985,000	Term Loan, 8.86%, Maturing August 11, 2013	1,935,375
		TNT Logistics Holdings
	1,185,526	Term Loan, 8.33%, Maturing January 4, 2014	1,173,671
	139,474	Term Loan, 8.36%, Maturing January 4, 2014	138,079
			$25,018,689
Insurance — 1.6%
		AmWINS Group, Inc.
	$500,000	Term Loan, 10.83%, Maturing June 8, 2014	$457,500
		Applied Systems, Inc.
	1,488,750	Term Loan, 7.85%, Maturing September 26, 2013	1,458,975
		CCC Information Services Group
	669,657	Term Loan, 7.86%, Maturing February 10, 2013	649,568
		Conseco, Inc.
	3,901,750	Term Loan, 7.51%, Maturing October 10, 2013	3,670,084
		Crawford and Company
	1,390,756	Term Loan, 7.61%, Maturing October 31, 2013	1,366,418
		Hub International Holdings, Inc.
	755,719	Term Loan, 7.86%, Maturing June 13, 2014	727,852
	169,281	Term Loan, 8.01%, Maturing June 13, 2014 (2)	163,039
		U.S.I. Holdings Corp.
	1,925,000	Term Loan, 8.11%, Maturing May 4, 2014	1,819,125
			$10,312,561

Leisure Goods/Activities/Movies — 8.2%
	24 Hour Fitness Worldwide, Inc.
$1,841,688	Term Loan, 7.87%, Maturing June 8, 2012	$1,818,666
	AMC Entertainment, Inc.
2,068,500	Term Loan, 7.32%, Maturing January 26, 2013	1,986,498
	AMF Bowling Worldwide, Inc.
1,200,000	Term Loan, 11.60%, Maturing December 8, 2013	1,182,000
	Bombardier Recreational Product
2,027,848	Term Loan, 7.86%, Maturing June 28, 2013	1,976,306
	Butterfly Wendel US, Inc.
325,000	Term Loan, 8.14%, Maturing June 22, 2013	311,289
325,000	Term Loan, 7.89%, Maturing June 22, 2014	309,664
	Carmike Cinemas, Inc.
1,992,456	Term Loan, 8.61%, Maturing May 19, 2012	1,967,550
	Cedar Fair, L.P.
4,360,975	Term Loan, 7.57%, Maturing August 30, 2012	4,247,712
	Cinemark, Inc.
4,008,368	Term Loan, 7.23%, Maturing October 5, 2013	3,848,033
	Deluxe Entertainment Services
62,008	Term Loan, 5.26%, Maturing January 28, 2011	59,528
1,388,976	Term Loan, 7.61%, Maturing January 28, 2011	1,333,417
124,016	Term Loan, 7.61%, Maturing January 28, 2011	119,055
	Easton-Bell Sports, Inc.
1,363,409	Term Loan, 7.11%, Maturing March 16, 2012	1,309,725
	HEI Acquisition, LLC
2,150,000	Term Loan, 9.36%, Maturing April 13, 2014	1,956,500
	Mega Blocks, Inc.
1,788,500	Term Loan, 7.63%, Maturing July 26, 2012	1,725,903
	Metro-Goldwyn-Mayer Holdings, Inc.
8,848,547	Term Loan, 8.61%, Maturing April 8, 2012	8,394,050
	National CineMedia, LLC
850,000	Term Loan, 7.11%, Maturing February 13, 2015	805,729
	Regal Cinemas Corp.
4,466,250	Term Loan, 6.86%, Maturing November 10, 2010	4,290,950
	Revolution Studios Distribution Co., LLC
1,546,526	Term Loan, 9.32%, Maturing December 21, 2014	1,523,328
900,000	Term Loan, 12.57%, Maturing June 21, 2015	886,500
	Six Flags Theme Parks, Inc.
3,500,000	Term Loan, 7.75%, Maturing April 30, 2015	3,282,500
	Southwest Sports Group, LLC
2,000,000	Term Loan, 7.88%, Maturing December 22, 2010	1,980,000
	Universal City Development Partners, Ltd.
1,924,945	Term Loan, 7.42%, Maturing June 9, 2011	1,876,822
	WMG Acquisition Corp.
6,318,825	Term Loan, 7.48%, Maturing February 28, 2011	6,199,361

	Zuffa, LLC
$1,000,000	Term Loan, 7.56%, Maturing June 20, 2016	$905,000
		$54,296,086
Lodging and Casinos — 3.8%
	Ameristar Casinos, Inc.
$1,206,625	Term Loan, 6.93%, Maturing November 10, 2012	$1,191,542
	Bally Technologies, Inc.
2,596,054	Term Loan, 8.64%, Maturing September 5, 2009	2,565,766
	CCM Merger, Inc.
1,564,339	Term Loan, 7.39%, Maturing April 25, 2012	1,521,320
	Isle of Capri Casinos, Inc.
1,485,294	Term Loan, Maturing November 30, 2013 (4)	1,425,882
445,588	Term Loan, Maturing November 30, 2013 (4)	427,764
594,118	Term Loan, Maturing November 30, 2013 (4)	570,353
	Las Vegas Sands Corp.
3,840,000	Term Loan, 7.11%, Maturing May 23, 2014	3,662,880
	LodgeNet Entertainment Corp.
925,000	Term Loan, 7.36%, Maturing April 4, 2014	888,000
	New World Gaming Partners, Ltd.
1,125,000	Term Loan, Maturing June 30, 2014 (4)	1,085,625
225,000	Term Loan, Maturing June 30, 2014 (4)	217,125
	Penn National Gaming, Inc.
7,147,687	Term Loan, 7.11%, Maturing October 3, 2012	7,064,295
	Venetian Casino Resort, LLC
960,000	Term Loan, 0.00%, Maturing May 14, 2014 (2)	915,720
	VML US Finance, LLC
500,000	Term Loan, 7.74%, Maturing May 25, 2012	485,804
1,000,000	Term Loan, 7.61%, Maturing May 25, 2013	971,607
	Wimar Opco, LLC
2,014,505	Term Loan, 7.61%, Maturing January 3, 2012	1,925,651
		$24,919,334
Nonferrous Metals/Minerals — 2.2%
	Alpha Natural Resources, LLC
$960,375	Term Loan, 7.11%, Maturing October 26, 2012	$947,170
	Euramax International, Inc.
676,884	Term Loan, 8.38%, Maturing June 28, 2012	633,563
501,316	Term Loan, 13.36%, Maturing June 28, 2013	453,691
248,684	Term Loan, 13.36%, Maturing June 28, 2013	225,059
	Magnum Coal Co.
2,064,773	Term Loan, 8.60%, Maturing March 15, 2013	1,982,182
209,091	Term Loan, 8.76%, Maturing March 15, 2013	200,727
	Murray Energy Corp.
955,500	Term Loan, 8.54%, Maturing January 28, 2010	926,835
	Neo Material Technologies, Inc.
1,350,000	Term Loan, 9.00%, Maturing August 31, 2009	1,343,250

	Noranda Aluminum Acquisition
$446,250	Term Loan, 7.51%, Maturing May 18, 2014	$434,815
	Novelis, Inc.
710,938	Term Loan, 7.36%, Maturing June 28, 2014	691,387
1,564,063	Term Loan, 7.36%, Maturing June 28, 2014	1,521,051
	Oxbow Carbon and Mineral Holdings
2,155,336	Term Loan, 7.37%, Maturing May 8, 2014	1,997,279
189,262	Term Loan, 7.51%, Maturing May 8, 2014	175,383
	Stillwater Mining Co.
1,342,842	Term Loan, 7.81%, Maturing July 30, 2010	1,329,414
	Thompson Creek Metals Co.
1,387,440	Term Loan, 10.10%, Maturing October 26, 2012	1,373,566
		$14,235,372
Oil and Gas — 2.8%
	Atlas Pipeline Partners, L.P.
$1,700,000	Term Loan, 8.14%, Maturing July 20, 2014	$1,670,250
	Big West Oil, LLC
453,750	Term Loan, 0.00%, Maturing May 1, 2014 (2)	431,630
371,250	Term Loan, 7.61%, Maturing May 1, 2014	353,152
	Dresser, Inc.
1,625,000	Term Loan, 8.01%, Maturing May 4, 2014	1,570,156
1,000,000	Term Loan, 11.13%, Maturing May 4, 2015	951,250
	El Paso Corp.
1,500,000	Term Loan, 5.22%, Maturing July 31, 2011	1,476,563
	Key Energy Services, Inc.
1,314,975	Term Loan, 7.93%, Maturing June 30, 2012	1,291,963
	Kinder Morgan, Inc.
4,266,667	Term Loan, 7.07%, Maturing May 21, 2014	4,069,333
	Niska Gas Storage
125,429	Term Loan, 7.11%, Maturing May 13, 2011	122,503
152,900	Term Loan, 7.28%, Maturing May 13, 2011	149,333
84,965	Term Loan, 7.33%, Maturing May 13, 2011	82,982
772,842	Term Loan, 7.11%, Maturing May 12, 2013	754,809
	Primary Natural Resources, Inc.
1,728,125	Term Loan, 9.32%, Maturing July 28, 2010 (3)	1,709,461
	Targa Resources, Inc.
1,410,000	Term Loan, 5.24%, Maturing October 31, 2012	1,370,050
2,490,638	Term Loan, 7.54%, Maturing October 31, 2012	2,420,070
		$18,423,505
Publishing — 10.9%
	American Media Operations, Inc.
$2,000,000	Term Loan, 8.80%, Maturing January 31, 2013	$1,920,000
	Aster Zweite Beteiligungs GMBG
850,000	Term Loan, 7.62%, Maturing September 27, 2013	812,600

		CanWest MediaWorks, Ltd.
$897,750		Term Loan, 7.54%, Maturing July 10, 2014	$870,818
		CBD Media, LLC
3,003,572		Term Loan, 8.07%, Maturing December 31, 2009	2,958,518
		Dex Media East, LLC
3,371,376		Term Loan, 6.87%, Maturing May 8, 2009	3,318,699
		Dex Media West, LLC
2,812,027		Term Loan, 6.93%, Maturing March 9, 2010	2,755,283
		Gatehouse Media Operating, Inc.
750,000		Term Loan, 7.33%, Maturing August 28, 2014	688,594
650,000		Term Loan, 7.37%, Maturing August 28, 2014	595,291
1,525,000		Term Loan, 7.51%, Maturing August 28, 2014	1,396,645
		Idearc, Inc.
8,159,000		Term Loan, 7.36%, Maturing November 17, 2014	7,925,359
		MediaNews Group, Inc.
549,380		Term Loan, 6.59%, Maturing August 25, 2010	522,826
1,064,250		Term Loan, 7.09%, Maturing August 2, 2013	1,021,680
		Mediannuaire Holding
EUR	727,273	Term Loan, 6.39%, Maturing October 10, 2014	943,586
EUR	727,273	Term Loan, 6.89%, Maturing October 10, 2015	948,543
		Merrill Communications, LLC
5,399,697		Term Loan, 7.69%, Maturing February 9, 2009	5,284,953
		Nebraska Book Co., Inc.
1,433,288		Term Loan, 7.83%, Maturing March 4, 2011	1,397,455
		Nelson Education, Ltd.
500,000		Term Loan, 7.83%, Maturing July 5, 2014	468,750
		Pages Juanes Groupe S.A.
EUR	500,000	Term Loan, 5.89%, Maturing October 24, 2013	647,544
		Philadelphia Newspapers, LLC
786,832		Term Loan, 8.86%, Maturing June 29, 2013	755,359
		R.H. Donnelley Corp.
50,114		Term Loan, 6.77%, Maturing December 31, 2009	48,193
7,669,072		Term Loan, 6.90%, Maturing June 30, 2010	7,450,182
		Reader’s Digest Association
4,638,375		Term Loan, 7.35%, Maturing March 2, 2014	4,302,093
		Riverdeep Interactive Learning USA, Inc.
3,011,580		Term Loan, 8.11%, Maturing December 20, 2013	2,961,136
		SGS International, Inc.
763,375		Term Loan, 7.87%, Maturing December 30, 2011	755,741
		Source Media, Inc.
1,272,430		Term Loan, 7.61%, Maturing November 8, 2011	1,240,619
		TL Acquisitions, Inc.
2,150,000		Term Loan, 8.10%, Maturing July 5, 2014	2,040,709
		Trader Media Corp.
GBP	2,600,000	Term Loan, 8.08%, Maturing March 23, 2015	4,883,782

	Tribune Co.
$2,053,333	Term Loan, 7.86%, Maturing May 17, 2009	$2,010,801
4,300,000	Term Loan, 8.36%, Maturing May 17, 2014	3,920,392
	Valassis Communications, Inc.
524,834	Term Loan, 7.11%, Maturing March 2, 2014	487,220
	Xsys US, Inc.
2,004,256	Term Loan, 7.57%, Maturing September 27, 2013	1,916,069
2,031,126	Term Loan, 7.57%, Maturing September 27, 2014	1,941,757
	Yell Group, PLC
2,900,000	Term Loan, 7.57%, Maturing February 10, 2013	2,820,702
		$72,011,899
Radio and Television — 5.8%
	Block Communications, Inc.
$935,750	Term Loan, 7.36%, Maturing December 22, 2011	$902,999
	BRSP, LLC
2,018,886	Term Loan, 8.38%, Maturing July 13, 2009	1,978,509
	Cequel Communications, LLC
1,800,000	Term Loan, 9.86%, Maturing May 5, 2014	1,752,750
3,707,081	Term Loan, 11.36%, Maturing May 5, 2014	3,621,819
	CMP KC, LLC
978,688	Term Loan, 9.38%, Maturing May 5, 2013	924,860
	CMP Susquehanna Corp.
1,503,000	Term Loan, 7.50%, Maturing May 5, 2013	1,433,862
	Discovery Communications, Inc.
2,700,000	Term Loan, 7.36%, Maturing April 30, 2014	2,631,374
	Emmis Operating Co.
896,325	Term Loan, 7.36%, Maturing November 2, 2013	867,194
	Entravision Communications Corp.
1,449,188	Term Loan, 6.86%, Maturing September 29, 2013	1,417,788
	Gray Television, Inc.
1,410,750	Term Loan, 6.86%, Maturing January 19, 2015	1,331,395
	HIT Entertainment, Inc.
1,298,516	Term Loan, 7.34%, Maturing March 20, 2012	1,220,605
	Intelsat Bermuda, Ltd.
1,200,000	Term Loan, 7.86%, Maturing February 1, 2014	1,169,250
	Intelsat Subsidiary Holding Co.
1,091,750	Term Loan, 7.36%, Maturing July 3, 2013	1,065,821
	NEP II, Inc.
698,249	Term Loan, 7.61%, Maturing February 16, 2014	670,319
	Nexstar Broadcasting, Inc.
2,007,455	Term Loan, 7.11%, Maturing October 1, 2012	1,922,138
1,901,517	Term Loan, 7.11%, Maturing October 1, 2012	1,820,703
	NextMedia Operating, Inc.
133,417	Term Loan, 7.33%, Maturing November 15, 2012	126,413
300,191	Term Loan, 7.57%, Maturing November 15, 2012	284,431

		PanAmSat Corp.
	$2,729,375	Term Loan, 7.36%, Maturing January 3, 2014	$2,650,223
		Paxson Communications Corp.
	2,775,000	Term Loan, 8.61%, Maturing January 15, 2012	2,705,625
		Raycom TV Broadcasting, LLC
	1,125,000	Term Loan, 6.88%, Maturing June 25, 2014	1,091,250
		SFX Entertainment
	1,294,529	Term Loan, 8.16%, Maturing June 21, 2013	1,255,693
		Sirius Satellite Radio, Inc.
	500,000	Term Loan, 7.63%, Maturing December 19, 2012	468,750
		Spanish Broadcasting System
	984,887	Term Loan, 7.11%, Maturing June 10, 2012	935,642
		Tyrol Acquisition 2 SAS
EUR	875,000	Term Loan, 6.37%, Maturing January 19, 2015	1,136,394
EUR	875,000	Term Loan, 6.62%, Maturing January 19, 2016	1,141,364
		Young Broadcasting, Inc.
	798,700	Term Loan, 7.88%, Maturing November 3, 2012	747,783
	987,500	Term Loan, 7.88%, Maturing November 3, 2012	924,547
			$38,199,501
Rail Industries — 0.6%
		Kansas City Southern Railway Co.
	$2,227,500	Term Loan, 7.20%, Maturing March 30, 2008	$2,175,989
		RailAmerica, Inc.
	1,725,000	Term Loan, 7.81%, Maturing August 14, 2008	1,684,031
			$3,860,020
Retailers (Except Food and Drug) — 4.2%
		American Achievement Corp.
	$1,404,229	Term Loan, 7.72%, Maturing March 25, 2011	$1,369,123
		Amscan Holdings, Inc.
	573,563	Term Loan, 7.63%, Maturing May 25, 2013	536,281
		Claire’s Stores, Inc.
	400,000	Term Loan, 8.11%, Maturing May 24, 2014	369,083
		Coinmach Laundry Corp.
	3,876,395	Term Loan, 7.97%, Maturing December 19, 2012	3,808,558
		Educate, Inc.
	500,000	Term Loan, 10.59%, Maturing June 14, 2014	482,500
		FTD, Inc.
	754,854	Term Loan, 7.36%, Maturing July 28, 2013	745,418
		Harbor Freight Tools USA, Inc.
	2,025,921	Term Loan, 7.61%, Maturing July 15, 2010	1,948,261
		Home Interiors & Gifts, Inc.
	2,598,425	Term Loan, 10.35%, Maturing March 31, 2011	1,805,906
		Josten’s Corp.
	2,102,724	Term Loan, 7.33%, Maturing October 4, 2011	2,060,670

		Mapco Express, Inc.
	$600,437	Term Loan, 8.11%, Maturing April 28, 2011	$585,426
		Neiman Marcus Group, Inc.
	884,494	Term Loan, 7.11%, Maturing April 5, 2013	861,907
		Orbitz Worldwide, Inc.
	1,315,000	Term Loan, 8.34%, Maturing July 25, 2014	1,282,125
		Oriental Trading Co., Inc.
	1,225,000	Term Loan, 11.57%, Maturing January 31, 2013	1,151,500
	1,831,500	Term Loan, 7.81%, Maturing July 31, 2013	1,717,031
		Pantry, Inc. (The)
	266,667	Term Loan, 0.00%, Maturing May 15, 2014 (2)	252,000
	933,333	Term Loan, 7.32%, Maturing May 15, 2014	882,000
		Rent-A-Center, Inc.
	1,188,877	Term Loan, 7.16%, Maturing November 15, 2012	1,149,249
		Rover Acquisition Corp.
	2,437,750	Term Loan, 7.61%, Maturing October 26, 2013	2,364,618
		Savers, Inc.
	385,412	Term Loan, 8.09%, Maturing August 11, 2012	377,704
	438,947	Term Loan, 8.09%, Maturing August 11, 2012	430,168
		The Yankee Candle Company, Inc.
	1,371,563	Term Loan, 7.36%, Maturing February 6, 2014	1,321,843
		Vivarte
EUR	750,000	Term Loan, Maturing May 29, 2015 (4)	943,382
EUR	750,000	Term Loan, Maturing May 29, 2016 (4)	947,033
			$27,391,786
Steel — 0.2%
		Algoma Acquisition Corp.
	$525,000	Term Loan, 7.86%, Maturing June 20, 2013	$502,688
		Niagara Corp.
	1,150,000	Term Loan, 10.36%, Maturing June 29, 2014	1,152,875
			$1,655,563
Surface Transport — 1.3%
		Gainey Corp.
	$841,500	Term Loan, 8.10%, Maturing April 20, 2012	$740,520
		Laidlaw International, Inc.
	334,969	Term Loan, 7.34%, Maturing July 31, 2013	337,481
	1,004,906	Term Loan, 7.34%, Maturing July 31, 2013	1,012,443
		Oshkosh Truck Corp.
	2,139,250	Term Loan, 7.11%, Maturing December 6, 2013	2,065,046
		Ozburn-Hessey Holding Co., LLC
	492,834	Term Loan, 8.57%, Maturing August 9, 2012	473,121
		SIRVA Worldwide, Inc.
	1,625,945	Term Loan, 12.61%, Maturing December 1, 2010	1,272,302

		Swift Transportation Co., Inc.
	$3,115,116	Term Loan, 8.38%, Maturing May 10, 2014	$2,774,400
			$8,675,313
Telecommunications — 6.3%
		Alaska Communications Systems Holdings, Inc.
	$1,105,000	Term Loan, 7.11%, Maturing February 1, 2012	$1,071,850
		American Cellular Corp.
	2,194,500	Term Loan, 7.36%, Maturing March 15, 2014	2,177,493
		Centennial Cellular Operating Co., LLC
	4,594,820	Term Loan, 7.37%, Maturing February 9, 2011	4,486,842
		Consolidated Communications, Inc.
	4,496,651	Term Loan, 7.11%, Maturing July 27, 2015	4,395,477
		FairPoint Communications, Inc.
	3,235,000	Term Loan, 7.13%, Maturing February 8, 2012	3,150,081
		Iowa Telecommunications Services
	688,000	Term Loan, 7.11%, Maturing November 23, 2011	669,080
		IPC Systems, Inc.
	1,200,000	Term Loan, 7.61%, Maturing May 31, 2014	1,078,000
	500,000	Term Loan, 10.61%, Maturing May 31, 2015	437,084
		Macquarie UK Broadcast Ventures, Ltd.
GBP	850,000	Term Loan, 8.63%, Maturing December 26, 2014	1,710,206
		NTelos, Inc.
	1,308,150	Term Loan, 7.82%, Maturing August 24, 2011	1,277,627
		Stratos Global Corp.
	1,163,250	Term Loan, 8.11%, Maturing February 13, 2012	1,141,439
		Trilogy International Partners
	950,000	Term Loan, 8.86%, Maturing June 29, 2012	921,500
		Triton PCS, Inc.
	3,145,677	Term Loan, 8.82%, Maturing November 18, 2009	3,128,637
		Univision Communications, Inc.
	825,000	Term Loan, 8.01%, Maturing March 29, 2009	810,975
	508,893	Term Loan, 0.00%, Maturing September 29, 2014 (2)	472,210
	7,916,107	Term Loan, 7.61%, Maturing September 29, 2014	7,345,491
		West Corp.
	3,687,889	Term Loan, 7.82%, Maturing October 24, 2013	3,581,863
		Windstream Corp.
	3,437,292	Term Loan, 6.86%, Maturing July 17, 2013	3,354,797
			$41,210,652
Utilities — 3.5%
		AEI Finance Holding, LLC
	$301,657	Revolving Loan, 5.26%, Maturing March 30, 2012	$292,608
	2,298,343	Term Loan, 8.36%, Maturing March 30, 2014	2,229,392
		Astoria Generating Co.
	1,000,000	Term Loan, 9.11%, Maturing August 23, 2013	983,542

		Calpine Corp.
$922,688		DIP Loan, 7.61%, Maturing March 30, 2009	$895,666
		Cogentrix Delaware Holdings, Inc.
	579,728	Term Loan, 6.86%, Maturing April 14, 2012	567,167
		Covanta Energy Corp.
	626,804	Term Loan, 5.26%, Maturing February 9, 2014	602,515
	1,270,013	Term Loan, 6.88%, Maturing February 9, 2014	1,220,800
		Electricinvest Holding Co.
EUR	476,616	Term Loan, 8.23%, Maturing October 24, 2012	634,315
GBP	480,000	Term Loan, 8.23%, Maturing October 24, 2012	949,304
		LS Power Acquisition Company
	675,000	Term Loan, 9.11%, Maturing November 1, 2014	644,625
		Mach General, LLC
	75,000	Term Loan, 7.36%, Maturing February 22, 2013	71,844
	721,375	Term Loan, 7.50%, Maturing February 22, 2014	691,017
		Mirant North America
	977,030	Term Loan, 7.32%, Maturing January 3, 2013	955,047
		NRG Energy, Inc.
	2,875,000	Term Loan, 0.00%, Maturing June 1, 2014 (2)	2,792,344
	2,328,227	Term Loan, 7.11%, Maturing June 1, 2014	2,247,570
	5,607,718	Term Loan, 7.11%, Maturing June 1, 2014	5,413,450
		Pike Electric, Inc.
	1,404,977	Term Loan, 6.88%, Maturing July 1, 2012	1,361,072
	381,414	Term Loan, 7.13%, Maturing December 10, 2012	369,494
			$22,921,772
Total Senior, Floating Rate Interests (identified cost $1,014,853,747)			$978,449,511

Corporate Bonds & Notes — 12.1%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies Corp.
$305	10.25%, 2/1/15	$292,800
	Bombardier, Inc.
145	8.00%, 11/15/14 (5)	150,437
	DRS Technologies, Inc., Sr. Sub. Notes
90	7.625%, 2/1/18	88,650
		$531,887
Automotive — 0.2%
	Altra Industrial Motion, Inc.
$250	9.00%, 12/1/11	$252,500
125	9.00%, 12/1/11 (5)	126,250

		American Axle & Manufacturing, Inc.
	$150	7.875%, 3/1/17	$141,000
		Commercial Vehicle Group, Inc., Sr. Notes
	110	8.00%, 7/1/13	103,125
		General Motors Corp.
	445	6.375%, 5/1/08	436,656
		Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
	200	9.135%, 12/1/09 (5)	201,000
		Tenneco Automotive, Inc., Sr. Sub. Notes
	280	8.625%, 11/15/14	278,600
			$1,539,131
Brokers/Dealers/Investment Houses — 0.1%
		Residential Capital LLC, Sub. Notes, Variable Rate
	$805	9.19%, 4/17/09 (5)	$484,006
			$484,006
Building and Development — 0.7%
		Grohe Holding of GmbH
EUR	2,000	7.084%, 1/15/14	$2,607,949
		Nortek, Inc., Sr. Sub. Notes
	950	8.50%, 9/1/14	826,500
		NTK Holdings, Inc., Sr. Disc. Notes
	405	10.75%, 3/1/14	255,150
		Panolam Industries International, Sr. Sub. Notes
	440	10.75%, 10/1/13 (5)	420,200
		Realogy Corp., Sr. Notes
	480	10.50%, 4/15/14 (5)	405,600
		Stanley-Martin Co.
	90	9.75%, 8/15/15	67,500
			$4,582,899
Business Equipment and Services — 0.8%
		Affinion Group, Inc.
	$110	10.125%, 10/15/13	$110,550
	150	11.50%, 10/15/15	150,750
		Education Management, LLC
	310	8.75%, 6/1/14	316,200
	665	10.25%, 6/1/16	689,937
		Hertz Corp.
	590	8.875%, 1/1/14	613,600
		KAR Holdings, Inc., Sr. Notes,
	145	9.356%, 5/1/14 (5)	129,775
		MediMedia USA, Inc., Sr. Sub Notes
	180	11.375%, 11/15/14 (5)	184,500
		Neff Corp., Sr. Notes
	40	10.00%, 6/1/15 (5)	35,400

	Nielsen Finance, LLC, Sr. Notes
$190	10.00%, 8/1/14 (5)	$195,700
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,073,800
	Rental Service Corp.
40	9.50%, 12/1/14 (5)	39,350
	Sabre Holdings Corp.
135	8.35%, 3/15/16	118,125
	Safety Products Holdings, Inc. Sr. Notes (PIK)
354	11.75%, 1/1/12 (3)	374,616
	SunGard Data Systems, Inc., Variable Rate
520	9.125%, 8/15/13	539,500
	Travelport, LLC
530	9.875%, 9/1/14	536,625
		$5,108,428
Cable and Satellite Television — 0.6%
	Cablevision Systems Corp., Series B
$150	8.00%, 4/15/12	$144,375
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
135	9.82%, 4/1/09	139,050
	CCH I Holdings, LLC
350	11.75%, 5/15/14	313,250
	CCH I, LLC/CCH I Capital Co.
335	11.00%, 10/1/15	329,975
	CCH II, LLC/CCH II Capital Co.
295	10.25%, 9/15/10	297,212
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,758,225
	CSC Holdings, Inc.
80	6.75%, 4/15/12	76,000
	CSC Holdings, Inc., Sr. Notes, Series B
105	7.625%, 4/1/11	103,950
	Insight Communications, Sr. Disc. Notes
280	12.25%, 2/15/11	289,450
	Kabel Deutschland GmbH
220	10.625%, 7/1/14	233,750
	Mediacom Broadband Group
230	8.50%, 10/15/15	228,850
		$3,914,087
Chemicals and Plastics — 0.2%
	Equistar Chemical, Sr. Notes
$41	10.625%, 5/1/11	$43,460
	Ineos Group Holdings PLC, Sr. Sub. Note
385	8.50%, 2/15/16 (5)	356,125

	Nova Chemicals Corp., Sr. Notes, Variable Rate
$215	8.484%, 11/15/13	$209,625
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14 (5)	449,450
		$1,058,660
Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$155	9.75%, 1/15/15	$161,200
535	8.875%, 4/1/16	540,350
	Oxford Industries, Inc., Sr. Notes
1,290	8.875%, 6/1/11	1,299,675
	Perry Ellis International, Inc., Sr. Sub. Notes
275	8.875%, 9/15/13	266,750
	Phillips Van-Heusen, Sr. Notes
20	7.25%, 2/15/11	20,225
		$2,288,200
Conglomerates — 0.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$234	8.36%, 6/15/12	$229,905
	RBS Global & Rexnord Corp.
195	9.50%, 8/1/14	197,925
175	11.75%, 8/1/16	182,000
		$609,830
Containers and Glass Products — 0.2%
	Berry Plastics Holding Corp.
$450	8.875%, 9/15/14	$451,125
	Berry Plastics Holding Corp., Variable Rate
125	9.235%, 9/15/14	124,375
	Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	791,475
	Pliant Corp. (PIK)
241	11.85%, 6/15/09 (3)	252,112
		$1,619,087
Cosmetics/Toiletries — 0.0%
	Revlon Consumer Products Corp., Sr. Sub. Notes
$160	8.625%, 2/1/08	$157,200
		$157,200
Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
$570	9.50%, 4/15/14	$578,550
		$578,550

Electronic/Electric — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
$195	7.75%, 11/1/12	$171,112
	Amkor Technologies, Inc., Sr. Notes
145	7.75%, 5/15/13	135,031
	Avago Technologies Finance
100	11.875%, 12/1/15	109,000
	Avago Technologies Finance, Variable Rate
195	10.125%, 12/1/13	204,750
	NXP BV/NXP Funding, LLC
15	7.875%, 10/15/14	13,594
	NXP BV/NXP Funding, LLC, Variable Rate
875	8.11%, 10/15/13	796,250
		$1,429,737
Financial Intermediaries — 1.3%
	Alzette, Variable Rate
$750	11.86%, 12/15/20 (3)	$731,647
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.31%, 2/24/19 (3)(5)	674,987
	Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.31%, 4/15/19 (3)(5)	872,517
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.41%, 1/15/19 (3)(5)	883,927
	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.85%, 3/8/17 (3)	905,175
	Centurion CDO 9 Ltd., Series 2005-9A, Class Note
750	9.35%, 7/17/19 (3)	637,810
	Comstock Funding, Ltd., Series 2006-1A, Class D
750	9.61%, 5/30/20 (3)(5)	572,587
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16 (3)(5)	910,350
	Ford Motor Credit Co.
55	5.80%, 1/12/09	51,841
795	7.375%, 10/28/09	752,643
375	7.875%, 6/15/10	352,260
	Ford Motor Credit Co., Sr. Notes
20	9.875%, 8/10/11	19,759
	General Motors Acceptance Corp.
110	5.85%, 1/14/09	104,527
180	7.75%, 1/19/10	171,415
360	7.25%, 3/2/11	330,979
45	7.00%, 2/1/12	40,478
	General Motors Acceptance Corp., Variable Rate
125	6.808%, 5/15/09	114,679

	Sonata Securities S.A., Series 2006-6
$661	8.864%, 12/28/07	$661,446
		$8,789,027
Food Products — 0.1%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$550	11.50%, 11/1/11	$508,750
	Dole Food Company, Inc.
235	7.25%, 6/15/10	218,550
	Dole Foods Company, Inc., Sr. Notes
45	8.625%, 5/1/09	44,100
	Pierre Foods, Inc., Sr. Sub. Notes
10	9.875%, 7/15/12	9,750
		$781,150
Food Service — 0.2%
	Aramark Corp., Sr. Notes
$200	8.50%, 2/1/15	$200,250
	Aramark Services Inc., Sr. Notes, Variable Rate
380	8.856%, 2/1/15	378,100
	El Pollo Loco, Inc.
410	11.75%, 11/15/13	420,250
	NPC International, Inc.
380	9.50%, 5/1/14	353,400
		$1,352,000
Food/Drug Retailers — 0.4%
	General Nutrition Centers, Inc., Sr. Notes, Variable Rate (PIK)
$385	9.796%, 3/15/14 (5)	$367,675
	General Nutrition Centers, Inc., Sr. Sub. Notes
385	10.75%, 3/15/15 (5)	365,750
	Rite Aid Corp.
760	6.125%, 12/15/08 (5)	750,500
320	7.50%, 1/15/15	300,800
90	8.625%, 3/1/15	79,425
700	9.50%, 6/15/17 (5)	638,750
		$2,502,900
Forest Products — 0.1%
	Abitibi-Consolidated, Inc.
$105	7.875%, 8/1/09	$96,075
	Jefferson Smurfit Corp.
85	7.50%, 6/1/13	81,175
	NewPage Corp.
500	10.00%, 5/1/12	520,000

	NewPage Corp., Variable Rate
$155	11.606%, 5/1/12	$165,075
		$862,325
Healthcare — 0.9%
	Accellent, Inc.
$235	10.50%, 12/1/13	$218,550
	Advanced Medical Optics, Inc., Sr. Sub. Notes
80	7.50%, 5/1/17	73,400
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	378,075
	HCA, Inc.
860	8.75%, 9/1/10	857,850
170	7.875%, 2/1/11	164,903
150	9.125%, 11/15/14 (5)	154,125
395	9.25%, 11/15/16 (5)	406,850
	MultiPlan, Inc., Sr. Sub. Notes
540	10.375%, 4/15/16 (5)	531,900
	National Mentor Holdings, Inc.
255	11.25%, 7/1/14	269,025
	Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	214,500
	Service Corp. International, Sr. Notes
260	7.00%, 6/15/17	247,000
	Universal Hospital Service, Inc. (PIK)
40	8.50%, 6/1/15 (5)	38,200
	Universal Hospital Service, Inc., Variable Rate
40	8.759%, 6/1/15 (5)	38,800
	US Oncology, Inc.
440	9.00%, 8/15/12	442,200
1,940	10.75%, 8/15/14	1,959,400
	Varietal Distribution Merger, Inc., Sr. Notes (PIK)
45	10.25%, 7/15/15 (5)	42,075
		$6,036,853
Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$150	8.125%, 6/15/14	$147,750
		$147,750
Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$215	9.125%, 10/15/15	$221,450
	ESCO Corp., Sr. Notes
160	8.625%, 12/15/13 (5)	157,600

	ESCO Corp., Sr. Notes, Variable Rate
$160	9.235%, 12/15/13 (5)	$157,600
		$536,650
Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
$110	11.00%, 2/1/16	$114,950
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13 (5)	216,700
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	10.07%, 4/1/12 (5)	386,775
	Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
610	12.00%, 8/15/14	515,450
	Universal City Development Partners, Sr. Notes
360	11.75%, 4/1/10	379,800
	Universal City Florida Holdings, Sr. Notes, Variable Rate
750	10.106%, 5/1/10	761,250
		$2,374,925
Lodging and Casinos — 1.0%
	Buffalo Thunder Development Authority
$410	9.375%, 12/15/14 (5)	$387,450
	CCM Merger, Inc.
260	8.00%, 8/1/13 (5)	249,600
	Chukchansi EDA, Sr. Notes, Variable Rate
310	8.859%, 11/15/12 (5)	312,325
	Fontainebleau Las Vegas Holdings, LLC/ Fontainebleau Las Vegas Capital Corp.
525	10.25%, 6/15/15 (5)	452,812
	Galaxy Entertainment Finance
200	9.875%, 12/15/12 (5)	204,000
	Galaxy Entertainment Finance, Variable Rate
195	10.409%, 12/15/10 (5)	197,925
	Greektown Holdings, LLC, Sr. Notes
225	10.75%, 12/1/13 (5)	226,125
	Inn of the Mountain Gods, Sr. Notes
700	12.00%, 11/15/10	742,000
	Las Vegas Sands Corp.
40	6.375%, 2/15/15	38,200
	Majestic HoldCo, LLC, (0.00% until 2008)
150	12.50%, 10/15/11 (5)	107,625
	Majestic Star Casino, LLC
380	9.50%, 10/15/10	374,300
	MGM Mirage, Inc.
180	7.50%, 6/1/16	178,650

	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
$110	8.00%, 4/1/12	$112,062
	OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	124,375
	Pinnacle Entertainment Inc., Sr. Sub. Notes
155	7.50%, 6/15/15 (5)	143,375
	Pokagon Gaming Authority, Sr. Notes
120	10.375%, 6/15/14 (5)	129,000
	San Pasqual Casino
125	8.00%, 9/15/13 (5)	125,781
	Seminole Hard Rock Entertainment, Variable Rate
195	7.86%, 3/15/14 (5)	190,125
	Station Casinos, Inc.
60	7.75%, 8/15/16	57,750
	Station Casinos, Inc., Sr. Notes
105	6.00%, 4/1/12	97,912
	Trump Entertainment Resorts, Inc.
1,515	8.50%, 6/1/15	1,242,300
	Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15 (5)	346,725
	Turning Stone Resort Casinos, Sr. Notes
85	9.125%, 9/15/14 (5)	86,275
	Waterford Gaming, LLC, Sr. Notes
388	8.625%, 9/15/12 (5)	397,700
		$6,524,392
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc. (PIK)
$250	9.00%, 12/15/14	$239,375
	Aleris International, Inc., Sr. Sub. Notes
710	10.00%, 12/15/16	665,625
	Alpha Natural Resources, Sr. Notes
90	10.00%, 6/1/12	93,487
	FMG Finance PTY, Ltd., Variable Rate
220	9.36%, 9/1/11 (5)	228,800
560	10.625%, 9/1/16 (5)	644,000
	Novelis, Inc.
150	7.25%, 2/15/15	146,250
		$2,017,537
Oil and Gas — 0.9%
	Allis-Chalmers Energy, Inc.
$100	8.50%, 3/1/17	$96,250
	Allis-Chalmers Energy, Inc., Sr. Notes
480	9.00%, 1/15/14	480,000
	Cimarex Energy Co., Sr. Notes
135	7.125%, 5/1/17	132,300

	Clayton Williams Energy, Inc.
$185	7.75%, 8/1/13	$172,050
	Compton Pet Finance Corp.
410	7.625%, 12/1/13	391,550
	Copano Energy, LLC, Sr. Notes
75	8.125%, 3/1/16	75,750
	Denbury Resources, Inc., Sr. Sub. Notes
55	7.50%, 12/15/15	55,000
	El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	269,928
	Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	162,750
	Ocean Rig Norway AS, Sr. Notes
255	8.375%, 7/1/13 (5)	250,537
	OPTI Canada, Inc.
110	7.875%, 12/15/14 (5)	110,825
200	8.25%, 12/15/14 (5)	203,500
	Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	117,563
	Petrohawk Energy Corp.
890	9.125%, 7/15/13	932,275
	Petroplus Finance, Ltd.
170	7.00%, 5/1/17 (5)	157,250
	Plains Exploration & Production Co.
280	7.00%, 3/15/17	256,200
	Quicksilver Resources, Inc.
235	7.125%, 4/1/16	225,600
	SemGroup L.P., Sr. Notes
605	8.75%, 11/15/15 (5)	585,338
	SESI, LLC
65	6.875%, 6/1/14	62,400
	Stewart and Stevenson LLC, Sr. Notes
350	10.00%, 7/15/14	355,250
	United Refining Co., Sr. Notes
730	10.50%, 8/15/12	742,775
210	10.50%, 8/15/12 (5)	213,675
	Verasun Energy Corp.
115	9.875%, 12/15/12	118,163
		$6,166,929
Publishing — 0.2%
	CBD Media, Inc., Sr. Sub. Notes
$135	8.625%, 6/1/11	$135,169
	Deluxe Corp., Sr. Notes
65	7.375%, 6/1/15	64,350

	Dex Media West, LLC
$105	9.875%, 8/15/13	$111,300
	Harland Clarke Holdings
115	9.50%, 5/15/15	103,500
	Idearc, Inc., Sr. Notes
245	8.00%, 11/15/16	243,163
	MediaNews Group, Inc., Sr. Sub. Notes
110	6.875%, 10/1/13	88,000
	Reader’s Digest Association, Sr. Sub. Notes
665	9.00%, 2/15/17 (5)	575,225
		$1,320,707
Radio and Television — 0.2%
	CanWest Media, Inc.
$290	8.00%, 9/15/12	$283,838
	Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12 (5)	118,306
	Rainbow National Services, LLC, Sr. Sub. Debs.
955	10.375%, 9/1/14 (5)	1,044,531
		$1,446,675
Rail Industries — 0.1%
	American Railcar Industries, Inc.
$195	7.50%, 3/1/14	$190,125
	Kansas City Southern Mexico, Sr. Notes
275	7.625%, 12/1/13 (5)	270,188
65	7.375%, 6/1/14 (5)	63,213
	Kansas City Southern Railway Co.
105	9.50%, 10/1/08	107,231
		$630,757
Retailers (Except Food and Drug) — 0.8%
	Amscan Holdings, Inc., Sr. Sub. Notes
$355	8.75%, 5/1/14	$326,600
	Bon-Ton Department Stores, Inc.
470	10.25%, 3/15/14	430,050
	GameStop Corp.
1,440	8.00%, 10/1/12	1,490,400
	Michaels Stores, Inc., Sr. Notes
430	10.00%, 11/1/14 (5)	433,225
	Michaels Stores, Inc., Sr. Sub. Notes
310	11.375%, 11/1/16 (5)	303,025
	Neiman Marcus Group, Inc.
345	9.00%, 10/15/15	365,700
1,140	10.375%, 10/15/15	1,231,200
	Sally Holdings LLC
95	9.25%, 11/15/14	94,050

	Toys “R” Us
$235	7.375%, 10/15/18	$184,475
	Yankee Acquisition Corp., Series B
275	8.50%, 2/15/15	259,875
		$5,118,600
Steel — 0.1%
	RathGibson, Inc.
$495	11.25%, 2/15/14	$498,094
		$498,094
Surface Transport — 0.0%
	Ceva Group PLC
$205	10.00%, 9/1/14 (5)	$204,744
		$204,744
Telecommunications — 1.0%
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
$265	10.125%, 6/15/13	$278,913
	Digicel Group, Ltd., Sr. Notes
370	8.875%, 1/15/15 (5)	339,031
384	9.125%, 1/15/15 (5)	351,865
	Digicel, Ltd., Sr. Notes
285	9.25%, 9/1/12 (5)	291,413
	Intelsat Bermuda, Ltd.
365	9.25%, 6/15/16	377,775
	iPCS, Inc., Variable Rate
135	7.481%, 5/1/13 (5)	130,950
	Level 3 Financing, Inc. Sr. Notes
250	9.25%, 11/1/14	241,875
355	8.75%, 2/15/17	335,475
	Qwest Capital Funding, Inc.
113	7.00%, 8/3/09	113,000
55	7.90%, 8/15/10	55,550
	Qwest Communications International, Inc.
70	7.50%, 11/1/08	68,950
1,450	7.50%, 2/15/14	1,431,875
	Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	522,675
	Qwest Corp., Sr. Notes, Variable Rate
1,090	8.61%, 6/15/13	1,155,400
	West Corp.
760	9.50%, 10/15/14	767,600
	Windstream Corp., Sr. Notes
215	8.125%, 8/1/13	223,063
65	8.625%, 8/1/16	68,250
		$6,753,660

Utilities — 0.3%
	Dynegy Holdings, Inc.
$220	8.375%, 5/1/16	$217,250
30	7.75%, 6/1/19 (5)	27,900
430	7.625%, 10/15/26	376,250
	Edison Mission Energy
105	7.50%, 6/15/13	106,313
	Edison Mission Energy, Sr. Notes
200	7.00%, 5/15/17 (5)	190,000
	InterGen NV
180	9.00%, 6/30/17 (5)	183,600
	NRG Energy, Inc.
150	7.25%, 2/1/14	148,875
390	7.375%, 1/15/17	384,150
	NRG Energy, Inc., Sr. Notes
140	7.375%, 2/1/16	138,600
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	19,700
200	7.875%, 6/15/17	196,500
		$1,989,138
Total Corporate Bonds & Notes (identified cost $82,172,645)		$79,956,515

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$345,000	L-3 Communications Corp. (5)	$394,594
Total Convertible Bonds (identified cost, $348,788)		$394,594

Common Stocks — 0.0%

Shares	Security	Value
34,611	Trump Entertainment Resorts, Inc. (6)	$231,201
Total Common Stocks (identified cost, $427,071)		$231,201

Convertible Preferred Stocks — 0.0%

Shares	Security	Value
Oil and Gas — 0.0%
1,123	Chesapeake Energy Corp., 4.50%	$107,191
Telecommunications — 0.0%
1,029	Crown Castle International Corp., (PIK)	57,881
Total Convertible Preferred Stocks (identified cost, $158,111)		$165,072

Closed-End Investment Companies — 2.4%

Shares	Security	Value
161,420	BlackRock Floating Rate Income Strategies Fund II, Inc.	$2,674,729
64,541	BlackRock Floating Rate Income Strategies Fund, Inc.	1,077,835
20,864	BlackRock Global Floating Rate Income Trust	361,156
2,933	First Trust/Four Corners Senior Floating Rate Income Fund	49,040
345,089	First Trust/Four Corners Senior Floating Rate Income Fund II	5,721,576
521,233	ING Prime Rate Trust	3,440,138
165,333	LMP Corporate Loan Fund, Inc.	2,073,276
8,253	Nuveen Floating Rate Income Fund	102,337
8,502	Nuveen Floating Rate Income Opportunity Fund	106,360
3,445	Nuveen Senior Income Fund	26,354
136	PIMCO Floating Rate Income Fund	2,422
1,620	PIMCO Floating Rate Strategy Fund	27,524
293	Pioneer Floating Rate Trust	5,215
3,136	Van Kampen Senior Income Trust	24,962
Total Closed-End Investment Companies (identified cost, $16,980,843)		$15,692,924

Short-Term Investments — 3.3%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 5.00% (7)	$21,466	$21,466,378
Total Short-Term Investments (identified cost, $21,466,378)		$21,466,378
Total Investments — 166.5% (identified cost, $1,136,407,583)		$1,096,356,195
Less Unfunded Loan Commitments — (1.3%)		$(8,785,518)
Net Investments — 165.2% (identified cost $1,127,622,065)		$1,087,570,677

Other Assets, Less Liabilities — 1.0%	$6,404,035
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.1)%	$(435,473,523)
Net Assets Applicable to Common Shares — 100.0%	$658,501,189

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind.
REIT	—	Real Estate Investment Trust
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		This Senior Loan will settle after August 31, 2007, at which time the interest rate will be determined.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $22,218,039 or 3.4% of the Funds’ net assets.

(6)		Non-income producing security.
(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2007. Net income allocated from this investment for the three months ended August 31, 2007 was $403,570.

A summary of financial instruments at August 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date(s)	Deliver	In exchange for	Appreciation
9/28/07	Euro 43,173,093	United States Dollar 59,078,492	$159,910
9/28/07	British Pound Sterling 16,869,917	United States Dollar 34,014,815	$2,328
			$162,238

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying or selling protection against default exposing the Fund to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciated (Depreciation)
Lehman Brothers, Inc.	Basket of Senior Loans	Buy	$700	2.30%	3/20/09	$(8,070)
Lehman Brothers, Inc.	Inergy, L.P.	Buy	2,000	2.20	3/20/10	57,722
						$49,652

At August 31, 2007, the Fund had sufficient cash and/or securities to cover potential obligations arising from these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,127,781,007
Gross unrealized appreciation	$1,770,500
Gross unrealized depreciation	(41,980,830)
Net unrealized depreciation	$(40,210,330)

The unrealized appreciation on foreign currency, swap contracts and forward contracts at August 31, 2007 on a federal income tax basis was $154,129.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	October 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	October 23, 2007